Labor cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	¥ 10,590,084	¥ 8,043,406	¥ 7,751,551
Publicly administered retirement plan for PRC employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	1,156,000	873,000
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	¥ 1,110,000	¥ 832,000
Publicly administered retirement plan for PRC employees [member] | Bottom of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	14.00%	14.00%
Publicly administered retirement plan for PRC employees [member] | Top of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	22.00%	22.00%
Supplementary defined contribution retirement scheme for PRC employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	¥ 312,000	¥ 244,000
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	299,000	233,000
Central provident funds for Singapore employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	19,920	18,470
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	¥ 19,920	¥ 18,470
Central provident funds for Singapore employees [member] | Bottom of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	6.50%	6.50%
Central provident funds for Singapore employees [member] | Top of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	16.00%	16.00%
Housing funds for employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	¥ 784,000	¥ 604,000
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	748,000	572,000
Social insurance for employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Company and its subsidiaries	901,000	699,000
Amount of contributions paid by the Company and its subsidiaries charged to profit or loss	¥ 857,000	¥ 664,000